Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 62.9	$ 50.5
Transaction costs on long-term debt		8.9
Interest and commitment fees on revolving credit facilities	6.6	5.6
Interest on lease liabilities	9.0
Net interest on employee future benefit liabilities (Note 17)	6.2	5.7
Financial guarantee losses	0.4	1.2
Unwinding of discount of provisions	1.7	2.5
Other	4.1	2.5
Financing costs	90.9	76.9
Financing income	(2.2)	(3.0)
Total	$ 88.7	$ 73.9